Schedule I - Condensed Financial Information of the Company (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheet
Balance sheet

	As of December 31,
	2023	2024
	RMB	RMB	US$
			Note 2(f)
Assets
Cash and cash equivalent, net of allowance for doubtful accounts	5,296	1,564	214
Amount due from related parties	106	109	15
Prepaid expenses	1,368	980	134
Other receivables due from subsidiaries and affiliates, net of allowance for doubtful accounts	305,526	314,513	43,088
Investment in subsidiaries	118,319	124,272	17,025

Total assets	430,615	441,438	60,476

Liabilities and Shareholders ’ equity
Other payables and accrued expenses	17,896	17,893	2,451
Contract liabilities	1,783	—	—
Payroll and welfare payable	5,783	14,805	2,027

Total liabilities	25,462	32,698	4,478

Shareholders ’ equity
Class A common shares (US$ 0.00001 par value; 7,000,000,000 shares authorized and 894,456,046 shares issued as of December 31, 2023 and 2024, respectively; 843,968,206 shares and 858,266,416 shares outstanding as of December 31, 2023 and 2024, respectively)	62	63	9
Class B common shares (US$ 0.00001 par value; 800,000,000 shares authorized and 150,591,207 shares issued and 150,591,207 shares outstanding as of December 31, 2023 and 2024, respectively)	10	10	1
Treasury stock (46,867,940 shares and 50,414,900 shares as of December 31, 2023 and December 31, 2024, respectively)	(28,580)	(29,513)	(4,043)
Additional paid-in capital	905,958	909,930	124,660
Accumulated other comprehensive loss	(14,060)	(12,864)	(1,762)
Accumulated deficit	(458,237)	(458,886)	(62,867)

Total shareholders ’ equity	405,153	408,740	55,998

Total liabilities and shareholders ’ equity	430,615	441,438	60,476

Condensed Statement of Comprehensive Income
Statement of Comprehensive Income/(Loss)

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
				Note 2(f)
Operating revenue
Other income	1,553	1,643	1,808	248

Total operating revenue	1,553	1,643	1,808	248

Operating cost and expenses
General and administrative expenses	(4,614)	(5,996)	(7,662)	(1,050)

Operating loss	(3,061)	(4,353)	(5,854)	(802)

Other expense
Interest income	—	1	—	—
Unrealized exchange income	—	(1)	—	—

Profit/(loss) before income tax, and share of loss of subsidiaries and VIEs	(3,061)	(4,353)	(5,854)	(802)

Share of income/(loss) of subsidiaries and VIEs	(28,126)	74,541	5,205	713

Net profit/(loss)	(31,187)	70,188	(649)	(89)

Net profit/(loss) attributable to common shareholders	(31,187)	70,188	(649)	(89)

Net profit/(loss)	(31,187)	70,188	(649)	(89)
Foreign currency translation adjustment, net of tax	9,600	3,635	1,196	164

Total comprehensive income/(loss)	(21,587)	73,823	547	75

Condensed Cash Flow Statement
Statement of cash flows

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
				Note 2(f)
Cash flows from operating activities:
Net profit/(loss)	(31,187)	70,188	(649)	(89)
Adjustments to reconcile net profit/(loss) to net cash used in operating activities:
Unrealized exchange (income)/loss	—	1	—	—
Share of income/(loss) of subsidiaries and VIEs	28,126	(74,541)	(5,205)	(713)
Expected credit loss expenses	—	3	(1)	—

	(3,061)	(4,349)	(5,855)	(802)

Changes in operating assets and liabilities:
Increase/(decrease) in other payables and accrued expenses	—	4	(3)	—
Increase/(decrease) in contract liabilities	(1,223)	(1,549)	(1,783)	(244)
(Increase)/decrease in prepaid expense and other receivables	22,800	8,754	7,817	1,070
(Increase)/decrease in amount due from related parties	(43)	43	(3)	—

Net cash provided by/(used in) operating activities	18,473	2,903	173	24

Cash flows from investing activities:
Loans to subsidiaries	(23,376)	(6)	(14,539)	(1,992)

Net cash provided by/(used in) investing activities	(23,376)	(6)	(14,539)	(1,992)

Cash flows from financing activities:
Proceeds from exercise of options	—	560	—	—
Repurchase of Class A common shares	(6,659)	(13,392)	(77)	(11)
Loans from subsidiaries	—	9,461	10,614	1,455

Net cash provided by/(used in) financing activities	(6,659)	(3,371)	10,537	1,444

Effect of exchange rate changes on cash and cash equivalents	884	158	96	13

Net increase/(decrease) in cash and cash equivalents and restricted cash	(10,678)	(316)	(3,733)	(512)
Total cash and cash equivalents and restricted cash at beginning of year	16,291	5,613	5,297	726

Total cash and cash equivalents and restricted cash at end of year	5,613	5,297	1,564	214